Annual Total Returns[BarChart] - NVIT Investor Destinations Managed Growth Income Fund - Class I Shares	2014	2015	2016	2017	2018	2019	2020
Total	2.46%	(3.24%)	5.71%	14.03%	(5.63%)	13.00%	4.56%